Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Long-term Loans and Borrowings

The long-term loans and borrowings consist of the following:

			As at
			March 31, 2018		March 31, 2017
Currency	Interest rate	Final maturity ( fiscal year)	Foreign currency	Total	Foreign currency	Total
US dollars	3M USD Libor +1.27%	2020	$—	22,700	—	34,000
US dollars	3M USD Libor +0.95%	2022	$—	67,200	—	84,000

Total				89,900		118,000
Less: Debt issuance cost				769		1,257

Total				89,131		116,743

Current portion of long term debt				$27,740		$27,613
Long term debt				$61,391		$89,130